Financial assets - Disclosure of reconciliation of changes in loss allowance (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment losses charged to income for the period	€ 5,255	€ 4,384
Impairment losses charged to income	9,720	9,778
Impairment losses reversed with a credit to income	(4,465)	(5,394)
Write-off of impaired balances against recorded impairment allowance	(5,682)	(4,353)
Exchange differences and other	937	(57)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	23,164	23,849
Impairment allowance at end of year	23,674	23,823
Impaired assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	13,707	14,101
Other assets | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	9,967	9,722
Individually calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	2,719	3,077
Collectively calculated | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	€ 20,955	€ 20,746